Long-term investments (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) entity	Dec. 31, 2025 USD ($) entity	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)
Long-term investment
Investments accounted for under equity method	¥ 14,693,000		¥ 9,742,000
Investments measured at alternative method	70,906,000		48,526,000
Total	85,599,000		58,268,000
Total cash consideration | $				$ 4,700,000
Cash received from long-term investments	28,378,000	$ 4,058,000	48,800,000		¥ 2,524,000
Unrealized gain	2,848,536	$ 391,211
Infinlinx
Long-term investment
Investments accounted for under equity method	5,927,000		5,640,000
Cash consideration						¥ 5,000,000
Investment gain	¥ 287,000		¥ 233,000		¥ 217,000
Powerup Technology Inc.
Long-term investment
Cash consideration | $				$ 1,000,000
14 entities and limited partnership funds
Long-term investment
Number of third party entities | entity	14	14
Cash received from long-term investments | $		$ 2,800,000
14 entities and limited partnership funds | Minimum
Long-term investment
Equity interests	0.08%
14 entities and limited partnership funds | Maximum
Long-term investment
Equity interests	2.00%
Six entities
Long-term investment
Number of third party entities | entity	6	6
Investment income	¥ 141,000
Six entities | Minimum
Long-term investment
Ownership percentage	8.75%
Six entities | Maximum
Long-term investment
Ownership percentage	80.28%
Equity measured under alternative method
Long-term investment
Equity interests			0.86%